SEGMENT INFORMATION (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 30, 2013 segment	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Reportable segments	2									2
Net sales	$ 257,097,000	$ 268,643,000	$ 306,193,000	$ 307,289,000	$ 239,176,000	$ 242,370,000	$ 297,889,000	$ 294,491,000	$ 200,107,000	$ 1,121,301,000	$ 1,034,857,000	$ 995,906,000
Operating earnings (loss)	(572,000)				1,203,000					70,020,000	44,931,000	56,830,000
Interest expense, net										103,042,000	101,384,000	122,833,000
Depreciation and amortization expense	9,715,000				13,317,000					52,277,000	54,020,000	60,718,000
Income tax expense (benefit)	3,849,000				1,872,000					2,835,000	683,000	5,027,000
Capital expenditures										24,646,000	11,490,000	11,105,000
Total assets	906,116,000	881,850,000				892,912,000				881,850,000	892,912,000
Canadian sales, net										70,000,000
Percentage of other subsidiaries sales to total sales (in hundredths, less than 1%)										1.00%
Siding, Fencing and Stone [Member]
Segment Reporting Information [Line Items]
Net sales	137,725,000				142,787,000					658,045,000	639,290,000	604,406,000
Operating earnings (loss)	17,114,000				15,949,000					110,456,000	90,849,000	92,612,000
Interest expense, net										(47,000)	(83,000)	(121,000)
Depreciation and amortization expense										22,616,000	23,634,000	27,614,000
Capital expenditures										11,219,000	6,776,000	5,928,000
Total assets	586,339,000	558,501,000				579,195,000				558,501,000	579,195,000
Windows and Doors [Member]
Segment Reporting Information [Line Items]
Net sales	119,372,000				96,389,000					463,256,000	395,567,000	391,500,000
Operating earnings (loss)	(12,096,000)				(10,396,000)					(20,565,000)	(31,134,000)	(19,410,000)
Interest expense, net										(18,000)	(13,000)	90,000
Depreciation and amortization expense										29,490,000	30,217,000	32,936,000
Capital expenditures										12,617,000	4,651,000	5,177,000
Total assets	277,836,000	271,650,000				273,909,000				271,650,000	273,909,000
Unallocated [Member]
Segment Reporting Information [Line Items]
Operating earnings (loss)	(5,590,000)				(4,350,000)					(19,871,000)	(14,784,000)	(16,372,000)
Interest expense, net										103,107,000	101,480,000	122,864,000
Depreciation and amortization expense										171,000	169,000	168,000
Income tax expense (benefit)										2,835,000	683,000	5,027,000
Capital expenditures										810,000	63,000	0
Total assets	$ 41,941,000	$ 51,699,000				$ 39,808,000				$ 51,699,000	$ 39,808,000